Average Annual Total Returns (Invesco Van Kampen Comstock Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return Before Taxes
1 Year	15.79%
5 Years	1.82%
10 Years	3.32%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions
1 Year	15.49%
5 Years	1.17%
10 Years	2.51%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Van Kampen Comstock Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	10.59%
5 Years	1.53%
10 Years	2.64%
Inception Date	Jun. 01, 2010
S&P 500 Index
Average Annual Total Returns
Label	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Since Inception
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Since Inception
Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large-Cap Value Funds Index	[2]
1 Year	13.02%
5 Years	1.52%
10 Years	1.89%
Since Inception

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 7, 1968.
[2]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.